OPERATING LEASE RIGHT-OF-USE ASSETS	12 Months Ended
Dec. 31, 2024
OPERATING LEASE RIGHT-OF-USE ASSETS.
OPERATING LEASE RIGHT-OF-USE ASSETS

8— OPERATING LEASE RIGHT-OF-USE ASSETS

Operating lease right-of-use assets consist of the following:

	December 31,
	2024	2023
Facilities	2,334	1,534
Equipment	10	30
Furniture, fixture, and fittings and other	209	157
Total net operating lease right of use	2,554	1,722

Operating lease cost amounted to €1,047 thousand and €1,053 thousand for the years ended December 31, 2024 and 2023, respectively.

Variable lease costs related to above contracts amounted to €188 thousand and €243 thousand for the years ended December 31, 2024 and 2023, respectively.

Non-recognized lease liabilities for short term leases amounted to €68 thousand and €71 thousand for the years ended December 31, 2024 and 2023, respectively.